Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	$ (4,525)	$ (10,473)	$ 790
Cash flow hedges	140	206	(110)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Re-measurements of post-employment benefits	504	(263)	(182)
Total Other comprehensive income/(loss)	2,233	(7,901)	10,912
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(29,234)	(19,936)	(21,079)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4,320)	(9,943)	1,143
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		645
Total Other comprehensive income/(loss)	(4,320)	(9,298)	1,143
Ending balance	(33,554)	(29,234)	(19,936)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	376	397	494
Other comprehensive income/(loss)
Cash flow hedges	105	198	(97)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		(219)
Total Other comprehensive income/(loss)	105	(21)	(97)
Ending balance	481	376	397
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,983)	(1,740)	(1,567)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	479	(243)	(173)
Total Other comprehensive income/(loss)	479	(243)	(173)
Ending balance	(1,504)	(1,983)	(1,740)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(30,841)	(21,279)	(22,152)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4,320)	(9,943)	1,143
Cash flow hedges	105	198	(97)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Re-measurements of post-employment benefits	479	(243)	(173)
Total Other comprehensive income/(loss)	(3,736)	(9,562)	873
Ending balance	$ (34,577)	$ (30,841)	$ (21,279)